                                                             File No.  33-83238
                                                             File No.  811-8724

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|
                                                                  |_|
          Pre-Effective Amendment No.
                                      -----------
                                                                  |X|
          Post-Effective Amendment No.     5
                                      -----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |_|
                                                                  |X|

          Amendment No.     6
                       -----------

                        (Check appropriate box or boxes)

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

                 700 Harrison Street, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (913) 295-3000

                                                            Copies to:

                       Amy J. Lee                       Jeffrey S. Puretz, Esq.
      Associate General Counsel and Vice President      Dechert Price & Rhoads
             Security Benefit Group Building             1500 K Street, N.W.
       700 Harrison Street, Topeka, KS 66636-0001       Washington, DC 20005
         (Name and address of Agent for Service)

It is proposed that this filing will become effective:

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485

|X|   on January 6, 1997, pursuant to paragraph (b) of Rule 485

|_|   60 days after filing pursuant to paragraph (a)(i) of Rule 485

|_|   on January 6, 1997, pursuant to paragraph (a)(i) of Rule 485

|_|   75 days after filing pursuant to paragraph (a)(ii) of Rule 485

|_|   on January 6, 1997, pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

Pursuant to Regulation 270.24f-2 of the Investment Company Act of 1940 the Registrant has elected to register an indefinite number of securities. The Registrant filed the Notice required by 24f-2 on February 28, 1996.

                              Cross Reference Sheet
                             Pursuant to Rule 495(a)

               Showing Location in Part A (Prospectus) and Part B
              (Statement of Additional Information) of Registration
                  Statement of Information Required by Form N-4

--------------------------------------------------------------------------------

                                     PART A

ITEM OF FORM N-4                                   PROSPECTUS CAPTION

  1.   Cover Page................................  Cover Page

  2.   Definitions...............................  Definitions

  3.   Synopsis..................................  Summary; Expense Table;
                                                   Contractual Expenses; Annual
                                                   Separate Account Expenses;
                                                   Annual Portfolio Expenses

  4.   Condensed Financial Information

       (a) Accumulation Unit Values..............  Condensed Financial
                                                   Information

       (b) Performance Data......................  Performance Information

       (c) Additional Financial Information......  Additional Information;
                                                   Financial Statements

  5.   General Description of Registrant,
       Depositor, and Portfolio Companies

       (a) Depositor.............................  Information about the
                                                   Company, the Separate
                                                   Account, and the Funds;
                                                   Security Benefit Life
                                                   Insurance Company

       (b) Registrant............................  Separate Account;
                                                   Information about the
                                                   Company, the Separate
                                                   Account, and the Funds

       (c) Portfolio Company.....................  Information about the
                                                   Company, the Separate
                                                   Account, and the Funds;
                                                   The Funds; The Investment
                                                   Advisers

       (d) Fund Prospectus.......................  The Funds

       (e) Voting Rights.........................  Voting of Fund Shares

       (f) Administrators........................  Security Benefit Life
                                                   Insurance Company

  6.   Deductions and Expenses

       (a) General...............................  Charges and Deductions;
                                                   Mortality and Expense Risk
                                                   Charge; Premium Tax Charge;
                                                   Other Charges; Guarantee
                                                   of Certain Charges; Fund
                                                   Expenses; Contract Charges

       (b) Sales Load %..........................  N/A

       (c) Special Purchase Plan.................  N/A

       (d) Commissions...........................  N/A

       (e) Fund Expenses.........................  Fund Expenses

       (f) Organization Expenses.................  N/A

  7.   General Description of Contracts

       (a) Persons with Rights...................  The Contract; More About the
                                                   Contract; Ownership; Joint
                                                   Owners; Contract Benefits;
                                                   The Fixed Interest Account;
                                                   Reports to Owners

       (b)   (i) Allocation of Purchase Payments.  Purchase Payments;
                                                   Allocation of Purchase
                                                   Payments

            (ii) Transfers.......................  Exchanges of Contract Value;
                                                   Telephone Exchange
                                                   Privileges; Dollar Cost
                                                   Averaging Option; Asset
                                                   Rebalancing Option;
                                                   Exchanges and Withdrawals

           (iii) Exchanges.......................  Exchanges of Contract Value;
                                                   Exchanges and Withdrawals

       (c) Changes...............................  Substitution of Investments;
                                                   Changes to Comply with
                                                   Law and Amendments

       (d) Inquiries.............................  Contacting the Company

  8.   Annuity Period............................  Annuity Period; General;
                                                   Annuity Options; Selection
                                                   of an Option

  9.   Death Benefit.............................  Death Benefit

 10.   Purchases and Contract Value

       (a) Purchases.............................  The Contract; General;
                                                   Application for a Contract;
                                                   Purchase Payments; Dollar
                                                   Cost Averaging Option; Asset
                                                   Rebalancing Option

       (b) Valuation.............................  Contract Value; Determination
                                                   of Contract Value; Exchanges
                                                   of Contract Value; Interest

       (c) Daily Calculation.....................  Determination of Contract
                                                   Value

       (d) Underwriter...........................  Distribution of the Contract

 11.   Redemptions

       (a) - By Owners...........................  Full and Partial Withdrawals;
                                                   Systematic Withdrawals;
                                                   Payments from the Separate
                                                   Account; Payments from the
                                                   Fixed Interest Account;

           - By Annuitant........................  Annuity Options

       (b) Texas ORP.............................  N/A

       (c) Check Delay...........................  N/A

       (d) Lapse.................................  Full and Partial Withdrawals

       (e) Free Look.............................  Free-Look Right

 12.   Taxes.....................................  Federal Tax Matters;
                                                   Introduction; Tax Status
                                                   of the Company and the
                                                   Separate Account; Income
                                                   Taxation of Annuities in
                                                   General -- Non-Qualified
                                                   Plans; Additional
                                                   Considerations; Qualified
                                                   Plans

 13.   Legal Proceedings.........................  Legal Proceedings;
                                                   Legal Matters

 14.   Table of Contents for the Statement of

       Additional Information....................  Statement of Additional
                                                   Information

                                     PART B

                                                   STATEMENT OF ADDITIONAL
ITEM OF FORM N-4                                     INFORMATION CAPTION
--------------------------------------------------------------------------------
 15.   Cover Page................................  Cover Page

 16.   Table of Contents.........................  Table of Contents

 17.   General Information and History...........  General Information
                                                   and History

 18.   Services

       (a) Fees and Expenses of Registrant.......  N/A

       (b) Management Contracts..................  N/A

       (c) Custodian.............................  N/A

           Independent Public Accountant.........  Independent Auditors

       (d) Assets of Registrant..................  N/A

       (e) Affiliated Persons....................  N/A

       (f) Principal Underwriter.................  N/A

 19.   Purchase of Securities Being Offered......  Distribution of the Contract;
                                                   Limits on Premiums Paid
                                                   Under Tax-Qualified
                                                   Retirement Plans

 20.   Underwriters..............................  Distribution of the Contract

 21.   Calculation of Performance Data...........  Performance Information

 22.   Annuity Payments..........................  N/A

 23.   Financial Statements......................  Financial Statements

EXPLANATORY NOTE

        This Post-Effective Amendment No. 5 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 6 to the Registrant's Registration Statement under the Investment Company Act of 1940 on Form N-4 (File Nos. 33-83238 and 811-8724) is being filed pursuant to enactment of the National Securities Markets Improvement Act of 1996 which amended the Investment Company Act of 1940 to include ss. 26(e)(2)(A) requiring the representation included in Item 32, Section (e) of this Amendment. This Amendment does not affect the Registrant's currently effective Prospectus (T. Rowe Price Variable Annuity Account) or Statement of Additional Information, which are both hereby incorporated by reference as most recently filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                                     PART C

                                OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

       (a)    Financial Statements

              All required financial statements are included in Part B of this Registration Statement which is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 5 to the Registrant's Registration Statement under the Investment Company Act of 1940 on Form N-4 (File Nos. 33-83238 and 811-8724) as most recently filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

       (b)    Exhibits

              (1)  Certified  Resolution  of the Board of  Directors of Security
                   Benefit   Life   Insurance   Company   ("SBL")    authorizing
                   establishment of the Separate Account(a)

              (2)  Not Applicable

              (3)  Distribution Agreement(b)

              (4)  Sample Contract(c)

              (5)  Form of Application(c)

              (6)  (a) Composite of Articles of Incorporation of SBL(c)

                   (b) Bylaws of SBL(a)

              (7)  Not Applicable

              (8)  (a) Participation Agreement(b)

                   (b) Master Agreement(b)

              (9)  Opinion of Counsel(a)

             (10)  Consent of Independent Auditors(c)

             (11)  Not Applicable

             (12)  Not Applicable

             (13)  Schedule of Computation of Performance(c)

             (14)  Financial Data Schedules(c)

             (15) Powers of Attorney of Thomas R. Clevenger, Sister Loretto Marie Colwell, John C. Dicus, Melanie S. Fannin, Howard R. Fricke, William W. Hanna, John E. Hayes, Jr., Laird G. Noller, Frank C. Sabatini, and Robert C. Wheeler

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to Registration Statement No. 33-83238 (April 28, 1995).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940 to Registration Statement No. 33-83238 (September 21, 1995).

(c) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940 to Registration Statement No. 33-83238 (January 2, 1997).

ITEM 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES WITH DEPOSITOR

Howard R. Fricke*                           Chairman of the Board, President,
                                            Chief Executive Officer and Director

Thomas R. Clevenger                         Director
P.O. Box 8514
Wichita, Kansas 67208

Sister Loretto Marie Colwell                Director
1700 SW 7th Street
Topeka, Kansas 66044

John C. Dicus                               Director
700 Kansas Avenue
Topeka, Kansas 66603

Melanie S. Fannin                           Director
220 SE 6th Street
Topeka, Kansas 66603

William W. Hanna                            Director
P.O. Box 2256
Wichita, KS 67201

John E. Hayes, Jr.                          Director
P.O. Box 889
Topeka, Kansas 66601

Laird G. Noller                             Director
2245 Topeka Avenue
Topeka, Kansas 66611

Frank C. Sabatini                           Director
120 SW 6th Street
Topeka, Kansas 66603

Robert C. Wheeler                           Director
P.O. Box 148
Topeka, Kansas 66601

Donald J. Schepker*                         Senior Vice President,
                                            Chief Financial Officer
                                            and Treasurer

James L. Woods*                             Senior Vice President

NAME AND PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES WITH DEPOSITOR

Jeffrey B. Pantages*                        Senior Vice President,
                                            and Chief Investment Officer

Roger K. Viola*                             Senior Vice President,
                                            General Counsel and Secretary

T. Gerald Lee*                              Senior Vice President -
                                            Administration

Malcolm E. Robinson*                        Senior Vice President and
                                            Assistant to the President

Donald E. Caum*                             Senior Vice President and
                                            Chief Marketing Officer

Richard K Ryan*                             Senior Vice President

Amy J. Lee*                                 Associate General Counsel and
                                            Vice President

James R. Schmank*                           Vice President (and Interim Chief
                                            Investment Officer)

Kathleen R. Blum*                           Vice President - Administration

*Located at 700 Harrison Street, Topeka, Kansas 66636.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

         The Depositor, Security Benefit Life Insurance Company ("SBL"), is owned by its policy owners. No one person holds more than approximately 0.0003% of the voting power of SBL. The Registrant is a segregated asset account of SBL.

         The following chart indicates the persons controlled by or under common control with T. Rowe Price Variable Annuity Account or SBL:

                                            JURISDICTION        PERCENT OF
                                                 OF          VOTING SECURITIES
                  NAME                      INCORPORATION      OWNED BY SBL
--------------------------------------------------------------------------------
Security Benefit Life Insurance Company        Kansas             ----
(Mutual Life Insurance Company)

Security Benefit Group, Inc.                   Kansas             100%
(Holding Company)

Security Management Company, LLC               Kansas             100%
(Investment Adviser)

Security Distributors, Inc.                    Kansas             100%
(Broker/Dealer, Principal
Underwriter of Mutual Funds)

Security Benefit Academy, Inc.                 Kansas             100%
(Daycare Company)

Creative Impressions, Inc.                     Kansas             100%
(Advertising Agency)

Security Benefit Clinic and Hospital           Kansas             100%
(Nonprofit provider of hospital
benevolences for fraternal
 certificate holders)

First Advantage Insurance Agency, Inc.         Kansas             100%

First Security Benefit Life Insurance          New York           100%
and Annuity Company of New York

         SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, Variflex, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, Parkstone Variable Annuity Separate Account and Variflex LS.

         Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. The approximate percentage of ownership by the separate accounts for each company is as follows:

Security Equity Fund               18%       Security Income Fund         5.9%
                                             Corporate Bond Series

Security Growth and Income Fund    41%       SBL Fund                     100%


ITEM 27.          NUMBER OF CONTRACT OWNERS

         As of December 1, 1996, there were 2,260 owners of T. Rowe Price Variable Annuity Contracts.


ITEM 28.          INDEMNIFICATION

         The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

         The Articles of Incorporation include the following provision:

         A Director shall not be personally liable to the Corporation or to its policyholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director

                  A. for any breach of his or her duty of loyalty to the Corporation or its policyholders;

                  B. for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

                  C. under the provisions of K.S.A. 17-6424 and amendments thereto; or

                  D. for any transaction from which the director derived an improper personal benefit.

         This Article Eighth shall not eliminate or limit the liability of a director for any act or omission occurring prior to the date this Article Eighth becomes effective.

         Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.          PRINCIPAL UNDERWRITER

(a) T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a wholly-owned subsidiary of T. Rowe Price
Associates, Inc., serves as the distributor of the T. Rowe Price Variable Annuity Account contracts. Investment Services receives no compensation for distributing the Contracts. Investment Services also serves as principal underwriter for the following investment companies:

T. Rowe Price Growth Stock Fund, Inc.; T. Rowe Price New Horizons Fund, Inc.; T. Rowe Price New Era Fund, Inc.; T. Rowe Price New Income Fund, Inc.; T. Rowe Price Growth & Income Fund, Inc.; T. Rowe Price Prime Reserve Fund, Inc.; T. Rowe Price Tax-Free Income Fund, Inc.; T. Rowe Price Tax-Exempt Money Fund, Inc.; T. Rowe Price Short-Term Bond Fund, Inc.; T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc.; T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.; T. Rowe Price High Yield Fund, Inc.; T. Rowe Price Tax-Free High Yield Fund, Inc.; T. Rowe Price GNMA Fund; T. Rowe Price Equity Income Fund; T. Rowe Price New America Growth Fund; T. Rowe Price Capital Appreciation Fund; T. Rowe Price

Capital Opportunity Fund, Inc; T. Rowe Price Science & Technology Fund, Inc.; T. Rowe Price Health Sciences Fund, Inc.; T. Rowe Price Small-Cap Value Fund, Inc.;
T. Rowe Price U.S. Treasury Funds, Inc. (which includes U.S. Treasury Money Fund, U.S. Treasury Intermediate Fund and U.S. Treasury Long-Term Fund); T. Rowe Price State Tax-Free Income Trust (which includes Maryland Tax-Free Bond Fund, New York Tax-Free Bond Fund, New York Tax-Free Money Fund, Virginia Tax-Free Bond Fund, New Jersey Tax-Free Bond Fund, Georgia Tax-Free Bond Fund, Florida Insured Intermediate Tax-Free Fund, and Maryland Short-Term Tax-Free Bond Fund);
T. Rowe Price California Tax-Free Income Trust (which includes California Tax-Free Bond Fund and California Tax-Free Money Fund); T. Rowe Price Index Trust, Inc. (which includes the T. Rowe Price Equity Index Fund); T. Rowe Price Spectrum Fund, Inc. (which includes the Spectrum Growth Fund and Spectrum Income
Fund); T. Rowe Price Short-Term U.S. Government Fund, Inc.; T. Rowe Price Value Fund, Inc.; T. Rowe Price Balanced Fund, Inc.; T. Rowe Price Mid-Cap Growth
Fund,  Inc.;  T. Rowe Price OTC Fund,  Inc.  (which  includes  T. Rowe Price OTC
Fund); T. Rowe Price Blue Chip Growth Fund, Inc.; T. Rowe Price Dividend Growth Fund, Inc.; T. Rowe Price Summit Funds, Inc. (which includes Summit Cash Reserves Fund, Summit Limited-Term Bond Fund and Summit GNMA Fund); T. Rowe Price Summit Municipal Funds, Inc. (which includes Summit Municipal Money Market Fund, Summit Municipal Intermediate Fund, Summit Municipal Income Fund); T. Rowe Price Corporate Income Fund, Inc.; CUNA Mutual Funds, Inc. (which includes CUNA Mutual Tax-Free Intermediate-Term Fund, CUNA Mutual U.S. Government Income Fund and CUNA Mutual Cornerstone Fund); T. Rowe Price Equity Series, Inc., (which includes T. Rowe Price Equity Income Portfolio and T. Rowe Price New America Growth Portfolio, and T. Rowe Price Personal Strategy Balanced Portfolio); T. Rowe Price Fixed Income Series, Inc. (which includes T. Rowe Price Limited-Term Bond Portfolio); T. Rowe Price International Series, Inc. (which includes T. Rowe Price International Stock Portfolio); Personal Strategy Funds, Inc. (which includes T. Rowe Price Personal Strategy Income Fund, T. Rowe Price Personal Strategy Balanced Fund and Personal Strategy Growth Fund); T. Rowe Price International Fund (which includes the T. Rowe Price

International Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Discovery Fund, T. Rowe Price European Stock Fund, T. Rowe Price New Asia Fund, T. Rowe Price Global Government Bond Fund, T. Rowe Price Japan Fund, T. Rowe Price Short-Term Global Fund, T. Rowe Price Latin America Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price Global Stock Fund, and T. Rowe Price Emerging Markets Bond Fund); Frank Russell Investment Securities Fund; the RPF International Bond Fund; and the Institutional International Funds, Inc. (which includes the Foreign Equity Fund).

(b)
          NAME AND PRINCIPAL                    POSITION AND OFFICES
          BUSINESS ADDRESS*                       WITH UNDERWRITER
--------------------------------------------------------------------------------
          Mark E. Rayford                       Director
          James S. Riepe                        President and Director
          Patricia M. Archer                    Vice President
          Edward C. Bernard                     Vice President
          Joseph C. Bonasorte                   Vice President
          Meredith C. Callanan                  Vice President
          Laura H. Chasney                      Vice President
          Victoria C. Collins                   Vice President
          Christopher W. Dyer                   Vice President
          Forrest R. Foss                       Vice President
          James W. Graves                       Vice President
          Andrea G. Griffin                     Vice President
          David J. Healy                        Vice President
          Joseph P. Healy                       Vice President
          Walter J. Helmlinger                  Vice President
          Eric G. Knauss                        Vice President
          Henry H. Hopkins                      Vice President and Director
          Douglas G. Kremer                     Vice President
          Sharon R. Krieger                     Vice President
          Keith Wayne Lewis                     Vice President
          David L. Lyons                        Vice President
          Sarah McCafferty                      Vice President
          Maurice Albert Minerbi                Vice President
          Nancy M. Morris                       Vice President
          George A. Murnaghan                   Vice President
          Steven E. Norwitz                     Vice President
          Kathleen M. O'Brien                   Vice President

          NAME AND PRINCIPAL                    POSITION AND OFFICES
          BUSINESS ADDRESS*                       WITH UNDERWRITER
--------------------------------------------------------------------------------

          Pamela D. Preston                     Vice President
          Lucy Beth Robins                      Vice President
          John Richard Rockwell                 Vice President
          Monica R. Tucker                      Vice President
          Charles E. Vieth                      Vice President and Director
          William F. Wendler, II                Vice President
          Terrie L. Westren                     Vice President
          Jane F. White                         Vice President
          Thomas R. Woolley                     Vice President
          Alvin M. Younger, Jr.                 Treasurer and Secretary
          Mark S. Finn                          Controller

*Unless otherwise indicated, the business address of each of Investment Services' officers and directors is 100 East Pratt Street, Baltimore, Maryland 21202.

(c)      Not applicable.


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--700 Harrison Street, Topeka, Kansas 66636-0001.


ITEM 31.          MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.


ITEM 32.          UNDERTAKINGS

(a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen
(16) months old for so long as payments under the Variable Annuity contracts may be accepted.

(b) Registrant undertakes that it will affix to or include a post card as part of the T. Rowe Price Variable Annuity Account Prospectus that an applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

(e) Registrant represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 6th day of January, 1997.

SIGNATURES AND TITLES
---------------------

Howard R. Fricke                  SECURITY BENEFIT LIFE INSURANCE
Director, President and           COMPANY (THE DEPOSITOR)
Chief Executive Officer

Thomas R. Clevenger               By: ROGER K. VIOLA
Director                              -----------------------------------------
                                      Roger K. Viola, Senior Vice President,
Sister Loretto Marie Colwell          General Counsel and Secretary as
Director                              Attorney-In-Fact for the Officers
                                      and Directors Whose Names Appear Opposite
John C. Dicus
Director
                                  T. ROWE PRICE VARIABLE ANNUITY
Melanie S. Fannin                 ACCOUNT (THE REGISTRANT)
Director
                                  By: SECURITY BENEFIT LIFE INSURANCE COMPANY
William W. Hanna                      (THE DEPOSITOR)
Director
                                  By: HOWARD R. FRICKE
John E. Hayes, Jr.                    -----------------------------------------
Director                              Howard R. Fricke, Chairman of the Board,
                                      President Chief Executive Officer
Laird G. Noller                       and Director
Director
                                  By: DONALD J. SCHEPKER
Frank C. Sabatini                     -----------------------------------------
Director                              Donald J. Schepker, Senior Vice President,
                                      Chief Financial Officer and Treasurer
Robert C. Wheeler
Director                          (ATTEST): ROGER K. VIOLA
                                            -----------------------------------
                                            Roger K. Viola, Senior Vice
                                            President, General Counsel
                                            and Secretary

                                  Date:  January 6, 1997

                                  EXHIBIT INDEX

   (1)   None

   (2)   None

   (3)   None

   (4)   None

   (5)   None

   (6)   (a)   None

         (b)   None

   (7)   None

   (8)   (a)   None

         (b)   None

   (9)   None

  (10)   None

  (11)   None

  (12)   None

  (13)   None

  (14)   None

  (15) Powers of Attorney of Thomas R. Clevenger, Sister Loretto Marie Colwell, John C. Dicus, Melanie S. Fannin, Howard R. Fricke, William W. Hanna, John E. Hayes, Jr., Laird G. Noller, Frank C. Sabatini, and Robert C. Wheeler